Retirement benefits	12 Months Ended
Mar. 31, 2024
Retirement benefits
Retirement benefits

20.Retirement benefits

Defined contribution schemes

At March 31, 2024 the Company operates defined-contribution retirement plans in Ireland and the UK.

The costs of these plans are charged to the consolidated income statement in the period in which they are incurred. The pension cost of these defined contribution plans was €12m in fiscal year 2024 (2023: €9m; 2022: €8m).

Defined-benefit schemes

During fiscal year 2016 the Company closed the defined benefit plan for UK employees to future accruals. The net pension asset recognized in the consolidated balance sheet for the scheme at March 31, 2024 was €3m (2023: net pension liability of €4m; 2022: net pension liability of €4m). Costs associated with the scheme during fiscal year 2024 were €nil (2023: €nil; 2022 €nil).

The amounts recognized in the consolidated balance sheet in respect of defined benefit plans are as follows:

	At March 31,
	2024	2023	2022
	€M	€M	€M
Present value of benefit obligations	(13.3)	(14.9)	(14.9)
Fair value of plan assets	16.4	10.4	10.4
Present value of net obligations	3.1	(4.5)	(4.5)
Related deferred tax (liability)/asset	(0.4)	0.6	0.6
Net pension asset/(liability)	2.7	(3.9)	(3.9)